Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Commitment And Contingencies [Line Items]
Average lease period	21 years
Real Estate Lease [Member]
Commitment And Contingencies [Line Items]
Average lease period	20 years
Rental Expense	$ 301.9	$ 298.1	$ 287.5
Ground Lease [Member]
Commitment And Contingencies [Line Items]
Average lease period	22 years
EquipmentAndEquipmentSpace [Member]
Commitment And Contingencies [Line Items]
Rental Expense	$ 0.7	$ 0.7	$ 0.8
Minimum [Member]
Commitment And Contingencies [Line Items]
Renewal lease term period	5 years
Minimum [Member] | Real Estate Lease [Member]
Commitment And Contingencies [Line Items]
Lease term period	5 years
Minimum [Member] | Ground Lease [Member]
Commitment And Contingencies [Line Items]
Lease term period	15 years
Maximum [Member]
Commitment And Contingencies [Line Items]
Renewal lease term period	65 years
Maximum [Member] | Real Estate Lease [Member]
Commitment And Contingencies [Line Items]
Lease term period	25 years
Maximum [Member] | Ground Lease [Member]
Commitment And Contingencies [Line Items]
Lease term period	44 years